SEI Tax Exempt Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Tax Exempt Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the form of Prospectuses and Statement of Additional Information dated December 31, 2022, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 91 to the Trust’s Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), which was filed electronically on December 23, 2022 (Accession No. 0001104659-22-129943).

SEI Tax Exempt Trust

By:	/s/ Katherine Mason
Katherine Mason

Title:	Vice President and Assistant Secretary

Date:	January 4, 2023